PIMCO REALPATH Blend 2050 Fund Expense Example - PIMCO REALPATH Blend 2050 Fund	Jun. 30, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	70
Expense Example, with Redemption, 5 Years	123
Expense Example, with Redemption, 10 Years	279
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	614
Expense Example, with Redemption, 3 Years	752
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	$ 1,338